October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Short-Term California Muni Active ETF | CALI | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 100.5%
Amador Water Agency Financing Corp. COP, 5.00%, 03/01/26	$500	$503,310
Anaheim Redevelopment Successor Agency, 5.00%, 02/01/28	425	447,213
Bay Area Toll Authority RB, VRDN, 1.75%, 11/07/25(a)	2,000	2,000,000
California Community Choice Financing Authority RB
4.00%, 09/01/27	3,230	3,278,738
4.00%, 05/01/28	3,450	3,527,318
5.00%, 09/01/27	410	423,127
5.00%, 10/01/28	770	808,071
5.00%, 11/01/28	150	157,898
5.00%, 12/01/28	800	834,428
5.00%, 05/01/29	3,505	3,735,587
5.00%, 05/01/29	3,500	3,701,592
5.00%, 09/01/29	2,000	2,133,731
5.00%, 11/01/29	800	854,301
5.00%, 11/01/29	435	463,853
5.00%, 04/01/30	2,450	2,624,123
5.25%, 01/01/30	3,525	3,786,972
5.50%, 08/01/28	2,915	3,105,412
California County Tobacco Securitization Agency RB, 5.00%, 06/01/28	430	452,132
California Health Facilities Financing Authority RB
4.00%, 11/21/25	260	260,074
5.00%, 11/21/25	1,400	1,401,079
California Housing Finance Agency RB
2.75%, 11/01/28	1,385	1,377,908
3.50%, 02/01/30 (FHA 542(C))	460	467,566
California Infrastructure & Economic Development Bank RB, VRDN, 3.22%, 11/07/25(a)	125	125,000
California Municipal Finance Authority RB
3.30%, 02/01/28(b)	1,000	999,932
5.00%, 07/01/28	150	158,517
California Municipal Finance Authority RB AMT
3.38%, 06/05/28	1,000	989,660
3.45%, 12/01/25	1,500	1,503,211
3.45%, 04/01/26	1,500	1,498,761
3.80%, 12/01/25	750	749,775
3.85%, 12/01/25	2,000	1,997,736
3.85%, 01/15/26	875	874,382
4.25%, 12/01/25	250	250,084
California Pollution Control Financing Authority RB AMT
3.45%, 01/15/26(b)	2,000	1,999,578
3.80%, 02/17/26(b)	2,000	1,997,741
4.25%, 12/01/27	500	503,226
California State Public Works Board RB
5.00%, 12/01/25	500	500,843
Series C, 5.00%, 11/01/26	1,000	1,021,992
Series F, 5.00%, 12/01/25	200	200,324
California Statewide Communities Development Authority RB
5.00%, 11/01/29	1,500	1,635,501
VRDN, 2.67%, 11/07/25(a)	1,700	1,700,000
City of Long Beach Harbor Revenue RB AMT, 5.00%, 05/15/27	400	412,565
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/26	210	212,266
5.00%, 05/15/26	570	576,151
5.00%, 05/15/26	890	898,959
5.00%, 05/15/27	1,760	1,811,092
5.00%, 11/15/27	200	208,111
5.00%, 05/15/28	1,000	1,051,942
5.00%, 05/15/28	770	808,629
5.00%, 05/15/29	575	616,661
Security	Par (000)	Value
California (continued)
City of Modesto Water Revenue COP, VRDN, 2.95%, 11/07/25 (AGM)(a)	$9,465	$9,465,000
Compton Community Redevelopment Successor Agency, 5.00%, 08/01/26 (AGM)	415	421,943
County of Sacramento Airport System Revenue RB AMT, 5.00%, 07/01/30	700	761,491
East County Advanced Water Purification Joint Powers Authority RB, 5.00%, 06/01/26	125	126,783
East Side Union High School District GO, 5.00%, 08/01/29	100	110,085
El Rancho Unified School District GO
5.00%, 08/01/28 (BAM)	125	133,606
5.50%, 08/01/27 (BAM)	110	115,890
Fullerton Redevelopment Successor Agency, 4.00%, 09/01/26 (BAM)	375	378,658
Jefferson Union High School District GO, 5.00%, 08/01/29	100	110,085
Jurupa Public Financing Authority, 4.00%, 09/01/29 (BAM)	1,000	1,057,122
Jurupa Unified School District GO, 5.00%, 08/01/27	1,000	1,045,925
Kern Community College District GO, 0.00%, 11/01/25 (AGM)(c)	205	205,000
Lake Elsinore Facilities Financing Authority Successor Agency, 5.00%, 09/01/29 (AG)	500	545,332
Long Beach Unified School District GO, 0.00%, 11/21/25(c)	500	470,451
Los Angeles County Capital Asset Leasing Corp., 2.55%, 12/03/25	500	499,953
Metropolitan Water District of Southern California RB, VRDN, 2.55%, 11/07/25(a)	7,400	7,400,000
Modesto Irrigation District RB, 5.00%, 11/21/25	920	920,868
Mount Diablo Unified School District California GO, 5.00%, 08/01/29	550	606,927
Municipal Improvement Corp. of Los Angeles, 2.55%, 12/02/25	1,000	999,952
Municipal Improvement Corp. of Los Angeles RB, 5.00%, 11/01/29	330	363,737
Municipal Water District of Orange County Water Facilities Corp. COP, VRDN, 2.78%, 11/07/25(a)	6,345	6,345,000
Norman Y Mineta San Jose International Airport SJC RB AMT
5.00%, 03/01/26	500	503,158
5.00%, 03/01/26	400	402,526
Northern California Energy Authority RB
5.00%, 05/01/30	1,275	1,380,050
5.00%, 08/01/26	375	379,745
Northern California Transmission Agency RB, 5.00%, 05/01/26	285	288,776
Ontario Public Financing Authority RB, 5.00%, 11/01/29	190	210,443
Peralta Community College District GO, 5.00%, 08/01/27	500	523,664
Port of Los Angeles RB AMT, 5.00%, 08/01/29	400	430,134
Port of Oakland RB AMT
5.00%, 05/01/27	400	411,602
5.00%, 11/01/27	1,100	1,142,651
5.00%, 05/01/28	500	524,491
Poway Redevelopment Successor Agency, 5.00%, 12/15/25	565	566,568
Poway Unified School District Public Financing Authority, 5.00%, 09/01/26	500	507,537
Riverside County Housing Authority RB, VRDN, 3.10%, 11/07/25(a)	545	545,000
Sacramento County Housing Authority RB, VRDN, 3.05%, 11/07/25 (FANNIE MAE)(a)	295	295,000
San Diego County Regional Airport Authority RB AMT
5.00%, 07/01/26	405	409,202
5.00%, 07/01/29	300	322,403
5.00%, 07/01/29	1,785	1,900,358

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport RB AMT
5.00%, 05/01/28	$1,145	$1,201,029
5.00%, 05/01/29	645	689,230
5.00%, 05/01/29	500	534,802
5.00%, 05/01/29	705	754,070
5.00%, 05/01/29	915	977,744
5.00%, 05/01/30	800	870,054
San Francisco City & County Public Utilities Commission Power Revenue
2.45%, 01/07/26	1,600	1,599,840
2.60%, 11/04/25	400	399,986
San Francisco City & County Public Utility Commission Water Revenue
2.50%, 01/08/26	2,000	1,999,994
2.60%, 11/19/25	2,000	2,000,036
San Francisco City & County Redevelopment Successor Agency, 5.00%, 08/01/28 (AGC)	520	553,389
San Joaquin Valley Clean Energy Authority RB, 5.00%, 07/01/29	840	882,729
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(c)	400	383,380
San Rafael City High School District GO, 4.00%, 11/21/25	300	300,162
Sequoia Union High School District GO, 4.00%, 07/01/26	440	445,355
Southern California Public Power Authority RB
5.00%, 09/01/26	150	151,855
5.00%, 07/01/29	200	218,983
5.25%, 11/01/25	425	425,000
VRDN, 2.25%, 11/07/25(a)	100	100,000
State of California, 2.50%, 12/08/25	2,000	1,999,982
State of California Department of Water Resources
2.60%, 11/05/25	600	599,974
2.60%, 11/18/25	1,081	1,080,973
2.62%, 12/01/25	1,500	1,500,050
2.68%, 11/20/25	1,400	1,399,962
State of California GO
5.00%, 09/01/26	750	763,858
5.00%, 09/01/26	800	816,292
5.00%, 08/01/27	800	835,484
5.00%, 11/01/27	500	525,368
5.00%, 03/01/29	850	920,112
VRDN, 2.47%, 11/07/25(a)	1,200	1,200,000
VRDN, 2.55%, 11/07/25(a)	3,100	3,100,000
Temecula Valley Unified School District Financing Authority, 5.00%, 09/01/26	500	509,851
Tender Option Bond Trust Receipts/Certificates GO
VRDN, 3.23%, 11/07/25(a)(b)	500	500,000
VRDN, 3.25%, 11/07/25(a)(b)	2,010	2,010,000
VRDN, 3.55%, 11/03/25(a)(b)	254	254,000
VRDN, 3.80%, 11/03/25(a)(b)	5,000	5,000,000
VRDN, 3.85%, 11/07/25(a)(b)	160	160,000
Security	Par (000)	Value
California (continued)
Tender Option Bond Trust Receipts/Certificates RB
VRDN, 3.22%, 11/07/25(a)(b)	$1,690	$1,690,000
VRDN, 3.22%, 11/07/25(a)(b)	1,875	1,875,000
VRDN, 3.24%, 11/07/25(a)(b)	800	800,000
VRDN, 3.24%, 11/07/25(a)(b)	500	500,000
VRDN, 3.24%, 11/07/25(a)(b)	275	275,000
VRDN, 3.24%, 11/07/25(a)(b)	500	500,000
VRDN, 3.24%, 11/07/25(a)(b)	4,275	4,275,000
VRDN, 3.24%, 11/07/25(a)(b)	1,325	1,325,000
VRDN, 3.25%, 11/03/25(a)(b)	2,000	2,000,000
VRDN, 3.25%, 11/07/25 (AG)(a)(b)	3,000	3,000,000
VRDN, 3.30%, 11/07/25(a)(b)	4,600	4,600,000
University of California
2.60%, 12/04/25	2,000	1,999,893
2.65%, 02/18/26	1,000	999,837
2.70%, 12/03/25	2,000	1,999,990
2.70%, 02/04/26	1,500	1,499,983
2.70%, 02/05/26	1,000	999,861
University of California RB
5.00%, 05/15/26	400	405,213
VRDN, 3.25%, 11/03/25(a)	1,900	1,900,000
VRDN, 3.52%, 11/07/25(a)	2,000	2,000,000
Yucaipa Valley Water District Financing Authority RB, 5.00%, 06/01/26	400	402,885
		175,185,394
Total Municipal Debt Obligations — 100.5% (Cost $174,516,966)		175,185,394
	Shares
Money Market Funds
BlackRock Liquidity Funds: MuniCash, 3.01%(d)(e)	47,065	47,070
Total Money Market Funds — 0.0% (Cost: $47,070)		47,070
Total Investments — 100.5% (Cost: $174,564,036)		175,232,464
Liabilities in Excess of Other Assets — (0.5)%		(800,301)
Net Assets — 100.0%		$174,432,163

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$57,012	$—	$(9,942)(a)	$—	$—	$47,070	47,065	$3,866	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Short-Term California Muni Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$175,185,394	$—	$175,185,394
Short-Term Securities
Money Market Funds	47,070	—	—	47,070
	$47,070	$175,185,394	$—	$175,232,464

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation

FHA	Federal Housing Administration
GO	General Obligation
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds